As filed with the Securities and Exchange Commission on
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October 27, 2016
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Registration No. 33-35576
811-06128
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /
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Pre-Effective Amendment No.	/ /
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Post-Effective Amendment No. 32	/ X /
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	/ X /
ACT OF 1940	----
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Amendment No. 33	/ X /
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(Check appropriate box or boxes)	----

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PUTNAM MULTI-CAP GROWTH FUND
(Exact name of registrant as specified in charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of principal executive offices)

Registrant's Telephone Number, including Area Code
(617) 292-1000
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It is proposed that this filing will become effective
(check appropriate box)
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/ /	immediately upon filing pursuant to paragraph (b)
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/ x /	on October 30, 2016 pursuant to paragraph (b)
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/ /	60 days after filing pursuant to paragraph (a) (1)
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/ /	on (date) pursuant to paragraph (a) (1)
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/ /	75 days after filing pursuant to paragraph (a) (2)
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/ /	on (date) pursuant to paragraph (a) (2) of Rule 485.
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If appropriate, check the following box:
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/ /	this post-effective amendment designates a new
----	effective date for a previously filed post-effective amendment.

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ROBERT T. BURNS, Vice President
PUTNAM MULTI-CAP GROWTH FUND
One Post Office Square
Boston, Massachusetts 02109
(Name and address of agent for service)
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Copy to:
BRYAN CHEGWIDDEN, Esquire
ROPES & GRAY LLP
1211 Avenue of the Americas
New York, New York 10036